Taxation - Summary of tax relating to components of other comprehensive income or loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss [abstract]
– Cash flow hedge fair value gains	$ (6)	$ (54)	$ (1)
Tax credit/(charge) on actuarial gains and losses on post-retirement benefit plans	83	(271)	(12)
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France	0	0	(140)
Tax relating to components of other comprehensive income/(loss) for the year	$ 77	$ (325)	$ (153)